Shareholder Report	6 Months Ended	120 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000143747
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Class A Shares
Trading Symbol	SOAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Energy Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$74	1.47%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 10, 2014)
Spirit of America Energy Fund - Class A Shares
Without Load	34.63%	7.90%	- 1.19%
With Load	26.92%	6.63%	- 1.78%
S&P 500® Index	28.19%	15.80%	12.57%

Performance Inception Date		Jul. 10, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 211,212,400	$ 211,212,400
Holdings Count | Holding	73	73
Advisory Fees Paid, Amount	$ 1,052,503
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$211,212,400 Number of Portfolio Holdings73 Advisory Fee $1,052,503 Portfolio Turnover11%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.1%
Power Generation	0.1%
Gas Utilities	0.3%
Integrated Electric Utilities	0.4%
Diversified Industrials	0.4%
Oilfield Services & Equipment	3.3%
Money Market	6.4%
Integrated Oils	12.5%
Exploration & Production	15.1%
Refining & Marketing	20.7%
Midstream - Oil & Gas	46.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000167220
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Class C Shares
Trading Symbol	SACEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Energy Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$111	2.22%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Energy Fund - Class C Shares
Without Load	33.68%	7.11%	5.56%
With Load	32.68%	7.11%	5.56%
S&P 500® Index	28.19%	15.80%	14.47%

Performance Inception Date		Mar. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 211,212,400	$ 211,212,400
Holdings Count | Holding	73	73
Advisory Fees Paid, Amount	$ 1,052,503
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$211,212,400 Number of Portfolio Holdings73 Advisory Fee $1,052,503 Portfolio Turnover11%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.1%
Power Generation	0.1%
Gas Utilities	0.3%
Integrated Electric Utilities	0.4%
Diversified Industrials	0.4%
Oilfield Services & Equipment	3.3%
Money Market	6.4%
Integrated Oils	12.5%
Exploration & Production	15.1%
Refining & Marketing	20.7%
Midstream - Oil & Gas	46.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.
C000218733
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Institutional Shares
Trading Symbol	SAIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Energy Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	www.funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$61	1.22%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 31, 2024
AssetsNet	$ 211,212,400	$ 211,212,400
Holdings Count | Holding	73	73
Advisory Fees Paid, Amount	$ 1,052,503
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$211,212,400 Number of Portfolio Holdings73 Advisory Fee $1,052,503 Portfolio Turnover11%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.1%
Power Generation	0.1%
Gas Utilities	0.3%
Integrated Electric Utilities	0.4%
Diversified Industrials	0.4%
Oilfield Services & Equipment	3.3%
Money Market	6.4%
Integrated Oils	12.5%
Exploration & Production	15.1%
Refining & Marketing	20.7%
Midstream - Oil & Gas	46.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.